Schedule of Investments (unaudited)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
BAE Systems PLC	120,022	$ 2,157,970
Curtiss-Wright Corp.	8,721	2,754,615
Dassault Aviation SA	176	37,920
Embraer SA(a)	16,808	138,288
Kongsberg Gruppen ASA	727	76,828
Northrop Grumman Corp.	8,186	4,282,997
Rolls-Royce Holdings PLC(a)	3,357	22,010
RTX Corp.	8,428	1,039,510
Thales SA	1,255	210,854
		10,720,992
Air Freight & Logistics — 0.4%
CJ Logistics Corp.	8,873	627,454
Expeditors International of Washington, Inc.	17,077	2,107,473
Hyundai Glovis Co. Ltd.	1,232	103,568
United Parcel Service, Inc., Class B	24,045	3,090,985
		5,929,480
Automobile Components — 0.2%
BorgWarner, Inc.	12,043	410,305
Hanon Systems	30,826	93,648
HL Mando Co. Ltd.	1,057	26,977
Hyundai Mobis Co. Ltd.	289	47,156
Hyundai Wia Corp.	871	33,440
Lear Corp.	2,795	326,037
Magna International, Inc.	34,219	1,438,181
Sumitomo Electric Industries Ltd.	17,000	283,386
Valeo SE	9,035	96,253
		2,755,383
Automobiles — 0.6%
BYD Co. Ltd., Class A	32,300	1,131,724
BYD Co. Ltd., Class H	4,500	137,821
Dongfeng Motor Group Co. Ltd., Class H(a)	80,000	21,498
Geely Automobile Holdings Ltd.	535,000	598,735
General Motors Co.	14,057	699,758
Honda Motor Co. Ltd.	115,900	1,278,986
Li Auto, Inc., Class A(a)	5,300	51,587
Mazda Motor Corp.	3,300	27,873
Mercedes-Benz Group AG, Class N	20,338	1,401,798
NIO, Inc., Class A(a)	7,330	29,934
SAIC Motor Corp. Ltd., Class A	42,200	74,771
Tesla, Inc.(a)	21,618	4,628,630
Yadea Group Holdings Ltd.(b)	70,000	98,605
		10,181,720
Banks — 3.6%
Banco Bilbao Vizcaya Argentaria SA	15,645	166,203
Banco Santander Brasil SA	4,469	24,772
Banco Santander SA	98,878	491,672
Bancolombia SA	6,422	58,337
Bank Central Asia Tbk PT	1,869,800	1,249,155
Bank Hapoalim BM	12,838	127,984
Bank Mandiri Persero Tbk PT	155,700	71,948
Bank Negara Indonesia Persero Tbk PT	213,300	73,807
Bank of America Corp.	267,405	10,896,754
Bank of Nova Scotia (The)	3,381	168,768
Bank Polska Kasa Opieki SA	7,863	322,126
Bank Rakyat Indonesia Persero Tbk PT	2,640,100	879,037
BAWAG Group AG(b)	11,336	867,385
BNP Paribas SA	37,191	2,572,413
China Merchants Bank Co. Ltd., Class H	31,000	127,215
Citigroup, Inc.	80,526	5,044,149
Security	Shares	Value
Banks (continued)
Credit Agricole SA	27,045	$ 423,659
CTBC Financial Holding Co. Ltd.	50,000	51,077
DBS Group Holdings Ltd.	24,300	678,560
DNB Bank ASA	71,003	1,499,887
E.Sun Financial Holding Co. Ltd.	155,545	137,125
Erste Group Bank AG	4,686	256,487
First Financial Holding Co. Ltd.	39,253	33,475
Grupo Financiero Banorte SAB de CV, Class O	20,707	143,572
ING Groep NV	23,038	418,880
Intesa Sanpaolo SpA	167,012	698,007
JPMorgan Chase & Co.	12,848	2,888,230
KakaoBank Corp.	4,302	71,440
KB Financial Group, Inc.	4,556	293,794
KBC Group NV	17,246	1,342,895
Mediobanca Banca di Credito Finanziario SpA	34,905	591,222
Mitsubishi UFJ Financial Group, Inc.	239,200	2,523,614
Mizuho Financial Group, Inc.	355,300	7,378,153
NatWest Group PLC	72,245	329,126
Nordea Bank Abp	159,078	1,879,590
Shanghai Commercial & Savings Bank Ltd. (The)	99	125
Standard Chartered PLC	42,815	440,541
Sumitomo Mitsui Financial Group, Inc.	42,200	2,784,915
Sumitomo Mitsui Trust Holdings, Inc.	10,900	271,627
Swedbank AB, A Shares	142,615	3,050,673
Taiwan Cooperative Financial Holding Co. Ltd.	117,369	95,074
UniCredit SpA	89,169	3,706,321
United Overseas Bank Ltd.	16,000	384,624
Wells Fargo & Co.	55,647	3,253,680
		58,768,098
Beverages — 0.5%
Ambev SA	868,159	1,979,408
Anhui Gujing Distillery Co. Ltd., Class A	2,600	62,954
Asahi Group Holdings Ltd.	1,000	37,326
Beijing Yanjing Brewery Co. Ltd., Class A	2,600	3,542
Budweiser Brewing Co. APAC Ltd.(b)	113,400	129,237
Coca-Cola Co. (The)	17,270	1,251,557
Coca-Cola Femsa SAB de CV	24,006	202,904
Kirin Holdings Co. Ltd.	88,400	1,334,517
Kweichow Moutai Co. Ltd., Class A	200	40,600
Luzhou Laojiao Co. Ltd., Class A	10,400	174,224
Pernod Ricard SA	1,012	144,087
Suntory Beverage & Food Ltd.	1,600	58,837
Wuliangye Yibin Co. Ltd., Class A	201,000	3,482,006
		8,901,199
Biotechnology — 0.8%
3SBio, Inc.(b)	498,000	385,905
AbbVie, Inc.	19,256	3,780,145
Alkermes PLC(a)	5,422	154,256
Alnylam Pharmaceuticals, Inc.(a)	360	94,568
Amgen, Inc.	5,353	1,786,992
BeiGene Ltd.(a)	2,500	36,999
Blueprint Medicines Corp.(a)	787	75,190
Celltrion, Inc.	458	69,675
CSL Ltd.	3,695	767,357
Exact Sciences Corp.(a)	806	49,722
Genmab A/S(a)	2,480	689,719
Gilead Sciences, Inc.	21,810	1,722,990
Hugel, Inc.(a)	924	188,293
Incyte Corp.(a)	5,673	372,489
Innovent Biologics, Inc.(a)(b)	55,000	298,122
Ionis Pharmaceuticals, Inc.(a)	1,910	91,069
Medytox, Inc.	127	18,869

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Natera, Inc.(a)	1,854	$ 219,254
Neurocrine Biosciences, Inc.(a)	4,198	533,398
PharmaResearch Co. Ltd.	250	32,604
Regeneron Pharmaceuticals, Inc.(a)	895	1,060,298
Vertex Pharmaceuticals, Inc.(a)	2,245	1,113,273
Zai Lab Ltd.(a)	50,800	100,005
		13,641,192
Broadline Retail — 1.8%
Alibaba Group Holding Ltd.	271,900	2,818,128
Amazon.com, Inc.(a)	140,676	25,110,666
Dollarama, Inc.	199	20,156
JD.com, Inc., Class A	69,100	933,965
Magazine Luiza SA(a)	33,281	71,984
momo.com, Inc.	2,310	28,210
Shinsegae, Inc.	720	81,261
Wesfarmers Ltd.	195	9,566
Woolworths Holdings Ltd.	7,666	27,802
		29,101,738
Building Products — 0.4%
Advanced Drainage Systems, Inc.	3,112	487,837
AZEK Co., Inc. (The), Class A(a)	631	26,899
Daikin Industries Ltd.	1,700	217,194
Trane Technologies PLC	13,968	5,051,667
		5,783,597
Capital Markets — 1.5%
Amundi SA(b)	1,643	123,383
B3 SA - Brasil Bolsa Balcao	227,873	510,657
Bank of New York Mellon Corp. (The)	6,777	462,327
Brookfield Corp., Class A	26,943	1,355,497
Cboe Global Markets, Inc.	7,258	1,490,793
Daiwa Securities Group, Inc.	27,100	201,508
Franklin Resources, Inc.	43,392	878,254
Goldman Sachs Group, Inc. (The)	253	129,093
Huatai Securities Co. Ltd., Class A	1,713,300	3,033,955
IGM Financial, Inc.	10,375	305,480
Invesco Ltd.	46,591	796,240
Macquarie Group Ltd.	25,874	3,766,048
Morgan Stanley	14,695	1,522,549
S&P Global, Inc.	18,210	9,346,100
Shenwan Hongyuan Group Co. Ltd., Class A	1,699,700	1,082,630
State Street Corp.	235	20,469
		25,024,983
Chemicals — 0.5%
Asahi Kasei Corp.	77,000	545,317
CNGR Advanced Material Co. Ltd., Class A	6,200	25,281
DSM-Firmenich AG	2,056	280,688
Ecolab, Inc.	11,884	3,008,791
Evonik Industries AG	3,171	70,363
Givaudan SA, Registered Shares	7	35,955
Hyosung Advanced Materials Corp.	109	23,150
Johnson Matthey PLC	1,135	24,371
KCC Corp.	1,148	246,515
LG Chem Ltd.	9,871	2,381,375
Nutrien Ltd.	35,014	1,695,814
Orbia Advance Corp. SAB de CV	16,679	17,946
Sumitomo Chemical Co. Ltd.	110,300	317,557
		8,673,123
Commercial Services & Supplies — 0.0%
Cintas Corp.	68	54,748
Security	Shares	Value
Communications Equipment — 0.0%
Accton Technology Corp.	9,000	$ 143,306
Arista Networks, Inc.(a)	156	55,127
Motorola Solutions, Inc.	584	258,152
Sercomm Corp.	22,000	76,696
ZTE Corp., Class H	82,200	165,292
		698,573
Construction & Engineering — 1.1%
AECOM	71,556	7,165,618
Comfort Systems U.S.A., Inc.	710	250,999
Eiffage SA	12,521	1,314,270
EMCOR Group, Inc.	13,228	5,199,398
HDC Hyundai Development Co-Engineering & Construction, Class E	3,726	72,387
Hyundai Engineering & Construction Co. Ltd.	2,055	49,323
MasTec, Inc.(a)	299	33,826
Obayashi Corp.	40,800	524,698
Stantec, Inc.	37,023	3,032,114
Worley Ltd.	110,909	1,139,211
		18,781,844
Consumer Finance — 0.6%
American Express Co.	35,528	9,189,317
Consumer Staples Distribution & Retail — 1.2%
BGF retail Co. Ltd.	536	47,360
Coles Group Ltd.	2,772	35,193
Costco Wholesale Corp.	4,138	3,692,669
E-MART, Inc.	410	19,565
Kroger Co. (The)	10,114	538,166
Marks & Spencer Group PLC	68,433	308,829
Target Corp.	30,416	4,672,506
Tesco PLC	737,547	3,438,703
Walmart, Inc.	94,649	7,309,742
Yifeng Pharmacy Chain Co. Ltd., Class A	28,600	81,298
		20,144,031
Containers & Packaging — 0.0%
Crown Holdings, Inc.	523	47,284
Diversified REITs — 0.0%
British Land Co. PLC (The)	11,827	64,059
Diversified Telecommunication Services — 0.6%
Deutsche Telekom AG, Registered Shares	179,789	5,115,539
Singapore Telecommunications Ltd.	70,500	169,076
Telefonica Brasil SA	49,398	455,419
Telia Co. AB	11,034	34,215
Telkom Indonesia Persero Tbk PT	1,071,200	211,249
Verizon Communications, Inc.	101,555	4,242,968
		10,228,466
Electric Utilities — 1.0%
Acciona SA	2,986	402,610
CPFL Energia SA	46,542	274,911
Enel SpA	944,551	7,179,252
Energisa SA	13,094	109,334
Exelon Corp.	58,862	2,242,054
Iberdrola SA	451,507	6,406,282
		16,614,443
Electrical Equipment — 1.1%
ABB Ltd., Registered Shares	147,015	8,454,363
Acuity Brands, Inc.	17,407	4,433,563
Eaton Corp. PLC	1,070	328,415
Goneo Group Co. Ltd., Class A	4,500	42,942
Hyundai Electric & Energy System Co. Ltd.	142	32,509

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
LS Corp.	459	$ 39,062
Nordex SE(a)	33,351	532,348
Schneider Electric SE	11,285	2,878,805
Shanghai Electric Group Co. Ltd., Class A(a)	103,800	53,108
Siemens Energy AG(a)	28,153	813,090
Vestas Wind Systems A/S(a)	35,885	819,900
		18,428,105
Electronic Equipment, Instruments & Components — 0.5%
BOE Technology Group Co. Ltd., Class A	173,800	94,596
Celestica, Inc.(a)	2,143	109,118
Chroma ATE, Inc.	25,000	255,270
Delta Electronics, Inc.	30,000	374,003
Flex Ltd.(a)	800	25,992
Foxconn Industrial Internet Co. Ltd., Class A	12,900	37,331
Lotes Co. Ltd.	5,000	239,701
Primax Electronics Ltd.	100,000	280,972
Shengyi Technology Co. Ltd., Class A	68,800	171,397
Spectris PLC	8,346	327,643
TE Connectivity Ltd.	43,922	6,746,419
		8,662,442
Energy Equipment & Services — 0.3%
Halliburton Co.	614	19,089
Schlumberger NV	95,217	4,188,596
TechnipFMC PLC	2,246	60,283
		4,267,968
Entertainment — 0.6%
Bilibili, Inc., Class Z(a)	22,760	327,905
CJ ENM Co. Ltd.(a)	633	34,433
NCSoft Corp.	611	85,950
NetEase, Inc.	16,200	260,409
Netflix, Inc.(a)	2,489	1,745,660
Nintendo Co. Ltd.	64,600	3,513,221
Spotify Technology SA(a)	10,888	3,733,278
		9,700,856
Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(a)	8,736	4,157,637
FirstRand Ltd.	43,426	208,809
Groupe Bruxelles Lambert NV	7,235	558,650
Investor AB, B Shares	73,761	2,196,269
Jack Henry & Associates, Inc.	218	37,721
Mastercard, Inc., Class A	24,745	11,960,248
Pagseguro Digital Ltd., Class A(a)	10,221	113,146
Visa, Inc., Class A	11,012	3,043,386
		22,275,866
Food Products — 0.9%
AVI Ltd.	5,525	31,476
BRF SA(a)	75,841	348,123
China Mengniu Dairy Co. Ltd.	459,000	773,293
Conagra Brands, Inc.	15,404	480,605
Danone SA	79,123	5,498,018
General Mills, Inc.	59,045	4,268,363
Ingredion, Inc.	186	24,982
Kellanova	3,520	283,747
M Dias Branco SA	7,671	36,695
Marfrig Global Foods SA(a)	105,492	270,471
Tingyi Cayman Islands Holding Corp.	66,000	88,396
Tyson Foods, Inc., Class A	32,249	2,073,933
		14,178,102
Security	Shares	Value
Gas Utilities — 0.2%
Perusahaan Gas Negara Tbk PT	271,000	$ 26,991
UGI Corp.	98,475	2,453,012
		2,480,003
Ground Transportation — 0.2%
Uber Technologies, Inc.(a)	46,078	3,369,684
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	1,492	168,999
Becton Dickinson & Co.	301	72,965
Boston Scientific Corp.(a)	490	40,077
Cochlear Ltd.	2,639	535,779
Dexcom, Inc.(a)	689	47,775
Medtronic PLC	100,747	8,924,169
ResMed, Inc.	1,893	463,823
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	31,000	1,093,920
Stryker Corp.	8,504	3,065,012
		14,412,519
Health Care Providers & Services — 1.3%
Cardinal Health, Inc.	30,620	3,451,486
Centene Corp.(a)	9,679	762,996
Cigna Group (The)	15,240	5,513,984
Elevance Health, Inc.	7,018	3,908,254
Fleury SA	17,804	49,818
HCA Healthcare, Inc.	16,506	6,529,609
Sinopharm Group Co. Ltd., Class H	30,800	71,279
UnitedHealth Group, Inc.	2,424	1,430,645
		21,718,071
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	237	51,296
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	17	162
Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd.	27,067	999,081
Booking Holdings, Inc.	2,029	7,931,828
Chipotle Mexican Grill, Inc.(a)	1,454	81,540
DoorDash, Inc., Class A(a)	304	39,128
Jiumaojiu International Holdings Ltd.(b)	93,000	30,709
MakeMyTrip Ltd.(a)	27,944	2,687,374
Meituan, Class B(a)(b)	199,870	3,024,315
Oriental Land Co. Ltd.	7,600	207,841
Trip.com Group Ltd.(a)	11,531	543,145
Wingstop, Inc.	424	163,711
		15,708,672
Household Durables — 0.9%
Barratt Developments PLC	60,979	408,034
Haier Smart Home Co. Ltd., Class A	80,500	279,877
KB Home	3,906	326,971
Lennar Corp., Class A	15,119	2,752,565
LG Electronics, Inc.	305	22,741
Nikon Corp.	13,500	144,607
NVR, Inc.(a)	42	385,243
Panasonic Holdings Corp.	418,500	3,516,211
Sekisui House Ltd.	14,100	364,442
Sony Group Corp.	18,600	1,811,532
Taylor Morrison Home Corp., Class A(a)	4,413	297,127
Toll Brothers, Inc.	35,891	5,170,817
		15,480,167
Household Products — 1.3%
Clorox Co. (The)	2,566	406,224

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products (continued)
Colgate-Palmolive Co.	77,079	$ 8,208,914
Henkel AG & Co. KGaA, Preference Shares, NVS	582	53,311
Kimberly-Clark Corp.	30,452	4,405,186
Procter & Gamble Co. (The)	44,947	7,710,208
Unicharm Corp.	1,000	34,696
		20,818,539
Independent Power and Renewable Electricity Producers — 0.1%
Auren Energia SA	53,466	108,527
Drax Group PLC	45,300	379,836
Meridian Energy Ltd.	4,715	18,688
ReNew Energy Global PLC, Class A(a)	71,162	399,930
		906,981
Industrial Conglomerates — 0.9%
CJ Corp.	1,718	144,314
Doosan Co. Ltd.	717	80,432
Hitachi Ltd.	18,400	453,928
Honeywell International, Inc.	16,874	3,508,273
Samsung C&T Corp.	980	108,450
Siemens AG, Registered Shares	44,761	8,419,790
SK, Inc.	836	89,782
Smiths Group PLC	66,817	1,589,583
		14,394,552
Industrial REITs — 0.2%
Lineage, Inc.(a)	19,946	1,673,470
Prologis, Inc.	2,305	294,625
Segro PLC	96,167	1,107,174
Tritax Big Box REIT PLC	26,791	57,559
		3,132,828
Insurance — 1.6%
AIA Group Ltd.	564,000	3,972,074
Allianz SE, Registered Shares	6,561	2,038,216
Allstate Corp. (The)	4,739	895,387
Arch Capital Group Ltd.(a)	1,067	120,667
Hyundai Marine & Fire Insurance Co. Ltd.	1,452	37,832
Marsh & McLennan Cos., Inc.	2,820	641,578
MetLife, Inc.	72,412	5,610,482
NN Group NV	65,823	3,228,378
Ping An Insurance Group Co. of China Ltd., H Shares	209,500	991,824
Power Corp. of Canada	449	13,783
Progressive Corp. (The)	2,168	546,769
Reinsurance Group of America, Inc.	1,031	227,603
Suncorp Group Ltd.	5,387	64,335
Travelers Cos., Inc. (The)	34,357	7,835,801
		26,224,729
Interactive Media & Services — 2.8%
Alphabet, Inc., Class A	89,472	14,617,935
Alphabet, Inc., Class C, NVS	53,273	8,795,905
Auto Trader Group PLC(b)	160,778	1,805,845
Baidu, Inc., Class A(a)	54,200	571,882
Meta Platforms, Inc., Class A	21,670	11,296,788
NAVER Corp.	4,142	525,456
REA Group Ltd.	4,282	634,253
Snap, Inc., Class A, NVS(a)	53,390	498,663
Soop Co. Ltd.	1,263	97,104
Tencent Holdings Ltd.	151,300	7,338,036
		46,181,867
IT Services — 0.2%
CGI, Inc.(a)	913	102,861
Fujitsu Ltd.	1,700	31,424
Security	Shares	Value
IT Services (continued)
Kingsoft Cloud Holdings Ltd.(a)	108,000	$ 17,467
Kyndryl Holdings, Inc.(a)	1,001	23,714
Nomura Research Institute Ltd.	3,700	124,458
VeriSign, Inc.(a)	2,981	548,206
Wix.com Ltd.(a)	12,300	2,049,426
		2,897,556
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	16,812	2,402,771
IQVIA Holdings, Inc.(a)	9,298	2,338,912
		4,741,683
Machinery — 0.4%
Amada Co. Ltd.	144,300	1,489,733
Caterpillar, Inc.	6,318	2,249,840
Doosan Bobcat, Inc.	831	24,800
Graco, Inc.	256	21,338
Hyundai Construction Equipment Co. Ltd.	1,451	57,510
Oshkosh Corp.	7,074	763,355
Wartsila Oyj Abp	75,637	1,668,215
Weichai Power Co. Ltd., Class H	13,000	19,884
Weir Group PLC (The)	2,452	65,011
Westinghouse Air Brake Technologies Corp.	1,572	266,564
Yutong Bus Co. Ltd., Class A	115,200	346,250
		6,972,500
Marine Transportation — 0.3%
AP Moller - Maersk A/S, Class A	14	20,362
AP Moller - Maersk A/S, Class B, NVS	132	197,378
Kuehne + Nagel International AG, Registered Shares	16,179	5,020,485
Nippon Yusen KK	700	25,395
Pan Ocean Co. Ltd.	13,358	37,165
Star Bulk Carriers Corp.	11,429	244,238
Wisdom Marine Lines Co. Ltd.	33,000	69,372
ZIM Integrated Shipping Services Ltd.	2,395	43,757
		5,658,152
Media — 0.7%
Comcast Corp., Class A	100,077	3,960,047
Fox Corp., Class A, NVS	88,303	3,653,095
Fox Corp., Class B	26,119	1,003,753
Informa PLC	266,200	2,930,807
Publicis Groupe SA	1,711	188,712
		11,736,414
Metals & Mining — 0.8%
Anglo American PLC	15,940	462,351
ArcelorMittal SA	96,367	2,257,650
Boliden AB	3,332	101,788
Cia Brasileira de Aluminio(a)	118,708	104,892
CMOC Group Ltd., Class H	495,000	401,827
CSN Mineracao SA	104,671	105,675
First Quantum Minerals Ltd.	4,576	57,622
Fortescue Ltd.	60,446	744,663
Freeport-McMoRan, Inc.	863	38,214
Hudbay Minerals, Inc.	3,111	25,393
IGO Ltd.	22,292	83,269
Jiangxi Copper Co. Ltd., Class H	11,000	18,463
Norsk Hydro ASA	43,972	245,370
Nucor Corp.	1,401	212,826
Rio Tinto Ltd.	18,599	1,392,442
Rio Tinto PLC	6,523	411,258
South32 Ltd.	70,510	148,487

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Western Mining Co. Ltd., Class A	74,600	$ 164,273
Wheaton Precious Metals Corp.	111,821	6,910,972
		13,887,435
Multi-Utilities — 0.3%
A2A SpA	343,107	783,256
Centrica PLC	328,245	557,353
Engie SA	184,779	3,254,378
		4,594,987
Oil, Gas & Consumable Fuels — 2.3%
Aker BP ASA	9,166	219,581
BP PLC	121,839	689,765
Chevron Corp.	67,227	9,946,235
ConocoPhillips	70,876	8,064,980
Cosan SA	7,718	18,213
Equinor ASA	188,135	5,048,147
Exxon Mobil Corp.	12,373	1,459,272
Keyera Corp.	36,506	1,093,568
Marathon Petroleum Corp.	12,688	2,247,299
OMV AG	5,112	222,964
Repsol SA	77,575	1,065,258
Shell PLC	137,690	4,878,847
Ultrapar Participacoes SA	103,219	427,824
Valero Energy Corp.	12,679	1,860,390
Woodside Energy Group Ltd.	11,772	215,654
		37,457,997
Paper & Forest Products — 0.0%
Holmen AB, B Shares	1,604	65,617
Louisiana-Pacific Corp.	3,321	322,303
Stora Enso Oyj, R Shares	9,346	120,728
		508,648
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	38,240	1,380,846
ANA Holdings, Inc.	40,000	808,558
Delta Air Lines, Inc.	20,534	872,490
easyJet PLC	9,875	61,865
		3,123,759
Personal Care Products — 0.0%
AMOREPACIFIC Group	6,229	116,296
LG H&H Co. Ltd.	174	46,199
Natura & Co. Holding SA	187,924	453,475
		615,970
Pharmaceuticals — 3.7%
Astellas Pharma, Inc.	172,800	2,147,379
AstraZeneca PLC	4,597	805,696
Bristol-Myers Squibb Co.	82,599	4,125,820
Daiichi Sankyo Co. Ltd.	40,500	1,700,094
Dong-E-E-Jiao Co. Ltd., Class A	6,200	43,617
Eli Lilly & Co.	9,737	9,347,715
GSK PLC	71,228	1,551,315
Johnson & Johnson	69,960	11,603,566
Merck & Co., Inc.	80,778	9,568,154
Novartis AG, Registered Shares	76,675	9,263,733
Novo Nordisk A/S, Class B	68,629	9,533,266
Ono Pharmaceutical Co. Ltd.	1,400	20,697
Otsuka Holdings Co. Ltd.	1,000	58,955
Pfizer, Inc.	22,897	664,242
Sino Biopharmaceutical Ltd.	179,000	73,477
Takeda Pharmaceutical Co. Ltd.	13,900	413,831
		60,921,557
Security	Shares	Value
Professional Services — 0.9%
Automatic Data Processing, Inc.	4,750	$ 1,310,573
Experian PLC	50,882	2,472,265
Genpact Ltd.	47,386	1,858,953
Leidos Holdings, Inc.	6,523	1,033,961
Maximus, Inc.	3,121	287,943
Recruit Holdings Co. Ltd.	8,200	511,368
Robert Half, Inc.	12,190	763,947
Thomson Reuters Corp.	30,316	5,192,401
WNS Holdings Ltd.(a)	8,578	507,818
Wolters Kluwer NV, Class C	9,009	1,540,604
		15,479,833
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(a)	37,156	4,278,142
Daiwa House Industry Co. Ltd.	2,500	76,996
FirstService Corp.	1,607	289,681
Greentown China Holdings Ltd.	47,000	37,060
Mitsui Fudosan Co. Ltd.	417,800	4,525,611
Nomura Real Estate Holdings, Inc.	19,100	550,195
Wharf Real Estate Investment Co. Ltd.	28,000	81,307
		9,838,992
Retail REITs — 0.0%
Klepierre SA	2,407	71,852
Simon Property Group, Inc.	2,226	372,521
		444,373
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(a)	10,476	1,556,315
Applied Materials, Inc.	22,800	4,497,528
ASE Technology Holding Co. Ltd.	122,000	585,439
ASML Holding NV	1,601	1,443,836
ASPEED Technology, Inc.	2,000	308,548
Broadcom, Inc.	20,663	3,364,350
Cirrus Logic, Inc.(a)	4,485	653,420
Disco Corp.	100	28,991
Elan Microelectronics Corp.	72,000	331,307
GigaDevice Semiconductor, Inc., Class A(a)	16,200	165,665
Lam Research Corp.	4,990	4,096,840
LX Semicon Co. Ltd.	392	20,187
MediaTek, Inc.	91,000	3,532,333
Micron Technology, Inc.	26,355	2,536,405
NVIDIA Corp.	339,175	40,487,320
Parade Technologies Ltd.	24,000	605,100
Phison Electronics Corp.	47,000	785,206
QUALCOMM, Inc.	29,906	5,242,522
Realtek Semiconductor Corp.	22,000	368,459
Shenzhen Goodix Technology Co. Ltd., Class A	17,200	153,946
Taiwan Semiconductor Manufacturing Co. Ltd.	287,000	8,496,742
Tokyo Electron Ltd.	19,600	3,527,615
United Microelectronics Corp.	292,000	507,456
Will Semiconductor Co. Ltd. Shanghai, Class A	17,700	225,711
Win Semiconductors Corp.(a)	11,000	47,156
Xinyi Solar Holdings Ltd.	48,000	18,613
		83,587,010
Software — 4.2%
Adobe, Inc.(a)	10,776	6,189,842
Atlassian Corp., Class A(a)	8,364	1,385,078
Beijing Kingsoft Office Software, Inc., Class A	5,122	131,309
Crowdstrike Holdings, Inc., Class A(a)	2,066	572,861
Dropbox, Inc., Class A(a)	6,538	164,365
Fortinet, Inc.(a)	38,205	2,930,706
Guidewire Software, Inc.(a)	2,148	319,558
HubSpot, Inc.(a)	84	41,922

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
InterDigital, Inc.	2	$ 277
Intuit, Inc.	3,639	2,293,516
Kingdee International Software Group Co. Ltd.(a)	66,000	51,677
Manhattan Associates, Inc.(a)	21,780	5,759,285
Microsoft Corp.	103,360	43,115,591
Nice Ltd.(a)	1,180	205,639
Nutanix, Inc., Class A(a)	19,433	1,227,971
Qualys, Inc.(a)	550	68,844
ServiceNow, Inc.(a)	6,014	5,141,970
TOTVS SA	20,782	110,253
Workiva, Inc., Class A(a)	2,077	162,359
Xero Ltd.(a)	835	80,985
		69,954,008
Specialized REITs — 0.1%
Equinix, Inc.	1,487	1,240,693
Specialty Retail — 0.8%
Gap, Inc. (The)	1,654	37,099
Home Depot, Inc. (The)	15,906	5,861,361
Industria de Diseno Textil SA	123,150	6,671,720
Lojas Renner SA	38,462	117,789
Lowe’s Cos., Inc.	3,438	854,343
Topsports International Holdings Ltd.(b)	66,000	24,446
Vibra Energia SA	6,315	28,640
		13,595,398
Technology Hardware, Storage & Peripherals — 3.6%
Apple Inc.	210,646	48,237,934
AURAS Technology Co. Ltd.	2,000	38,511
Chicony Electronics Co. Ltd.	58,000	294,060
Dell Technologies, Inc., Class C	5,447	629,346
HP, Inc.	74,686	2,702,140
Lenovo Group Ltd.	262,000	319,918
Logitech International SA, Registered Shares	2,700	245,245
NetApp, Inc.	58,146	7,019,385
Quanta Computer, Inc.	10,000	84,010
		59,570,549
Textiles, Apparel & Luxury Goods — 0.4%
ANTA Sports Products Ltd.	24,400	238,051
Bosideng International Holdings Ltd.	412,000	202,360
Deckers Outdoor Corp.(a)	4,756	4,562,383
Lululemon Athletica, Inc.(a)	359	93,150
Makalot Industrial Co. Ltd.	32,000	385,408
NIKE, Inc., Class B	12,925	1,076,911
		6,558,263
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	2,253	462,135
Sumitomo Corp.	31,400	746,642
		1,208,777
Transportation Infrastructure — 0.0%
Beijing Capital International Airport Co. Ltd., Class H(a)	96,000	28,728
CCR SA	155,293	362,611
Santos Brasil Participacoes SA	53,013	123,880
		515,219
Water Utilities — 0.0%
United Utilities Group PLC	43,639	586,437
Wireless Telecommunication Services — 0.2%
Far EasTone Telecommunications Co. Ltd.	18,000	50,947
KDDI Corp.	5,700	192,302
MTN Group Ltd.	86,021	428,482
Security	Shares	Value
Wireless Telecommunication Services (continued)
SK Telecom Co. Ltd.	10,587	$ 436,877
SoftBank Corp.	35,500	496,703
SoftBank Group Corp.	12,600	731,527
Tele2 AB, B Shares	22,183	251,682
TIM SA	11,495	36,345
Vodafone Group PLC	1,269,000	1,243,882
		3,868,747
Total Common Stocks — 56.6% (Cost: $653,758,907)		937,262,636
		Par (000)
Corporate Bonds
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	USD	120	121,175
Automobile Components — 0.0%
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/32(b)		398	411,885
Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27		1,000	958,375
Banks — 2.8%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28		1,800	1,870,067
Banco Santander SA
4.18%, 03/24/28		1,000	983,232
5.59%, 08/08/28		1,800	1,861,335
6.61%, 11/07/28		1,600	1,722,983
3.23%, 11/22/32		600	517,150
6.92%, 08/08/33		800	866,827
Bank of America Corp.
2.55%, 02/04/28		1,150	1,096,685
4.38%, 04/27/28		1,260	1,253,320
2.09%, 06/14/29		1,200	1,098,550
3.19%, 07/23/30		370	346,411
2.50%, 02/13/31		150	134,389
Bank of Montreal, 5.20%, 02/01/28		1,180	1,207,789
Citibank N.A., 5.44%, 04/30/26		2,140	2,171,040
Citigroup, Inc.
2.67%, 01/29/31		1,550	1,396,196
3.79%, 03/17/33		1,570	1,449,178
6.17%, 05/25/34		45	47,502
5.83%, 02/13/35		830	853,048
Series VAR, 3.07%, 02/24/28		1,650	1,592,163
Fifth Third Bancorp, 6.34%, 07/27/29		90	94,623
ING Groep NV, 4.02%, 03/28/28		2,300	2,266,982
Intesa Sanpaolo SpA, 4.20%, 06/01/32(b)		700	612,419
JPMorgan Chase & Co.
4.85%, 07/25/28		1,835	1,851,494
2.96%, 01/25/33		790	699,546
5.72%, 09/14/33		2,320	2,426,760
5.35%, 06/01/34		1,240	1,279,303
Lloyds Banking Group PLC, 3.75%, 01/11/27		1,000	980,742
Mitsubishi UFJ Financial Group, Inc., 2.34%, 01/19/28		1,250	1,187,284
Mizuho Financial Group, Inc., 1.55%, 07/09/27		1,850	1,746,423
PNC Financial Services Group, Inc. (The), 5.30%, 01/21/28		610	620,579
Royal Bank of Canada, 5.20%, 08/01/28		1,460	1,506,518
Santander Holdings U.S.A., Inc.
6.50%, 03/09/29		2,670	2,783,679

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Santander Holdings U.S.A., Inc.
6.57%, 06/12/29	USD	890	$ 931,523
7.66%, 11/09/31		1,270	1,415,893
Santander UK Group Holdings PLC, 6.53%, 01/10/29		2,420	2,536,951
Toronto-Dominion Bank. (The), Series FXD, 1.95%, 01/12/27		1,310	1,242,578
Truist Financial Corp., 5.87%, 06/08/34		220	229,877
U.S. Bancorp, 5.68%, 01/23/35		130	135,236
UBS AG, 5.65%, 09/11/28		200	208,055
UniCredit SpA, 7.30%, 04/02/34(b)		1,118	1,175,133
			46,399,463
Beverages — 0.7%
Coca-Cola Co. (The)
3.00%, 03/05/51		5,180	3,699,606
2.50%, 03/15/51		770	492,039
Diageo Capital PLC
2.00%, 04/29/30		1,820	1,605,302
2.13%, 04/29/32		960	808,972
5.50%, 01/24/33		3,930	4,152,058
			10,757,977
Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27		650	616,679
Gilead Sciences, Inc.
5.25%, 10/15/33		570	593,700
5.55%, 10/15/53		720	748,115
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30		2,940	2,513,407
			4,471,901
Broadline Retail — 0.1%
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(b)		307	300,682
Rakuten Group, Inc.
11.25%, 02/15/27(b)		426	462,436
9.75%, 04/15/29(b)		700	754,250
			1,517,368
Building Products — 0.1%
Eco Material Technologies, Inc., 7.88%, 01/31/27(b)		100	101,285
Owens Corning
3.40%, 08/15/26		350	342,330
4.30%, 07/15/47		1,430	1,186,174
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		170	182,478
			1,812,267
Capital Markets — 1.7%
Ares Capital Corp.
7.00%, 01/15/27		930	964,766
2.88%, 06/15/27		520	487,946
Bank of New York Mellon Corp. (The), 4.71%, 02/01/34		630	624,167
Barings BDC, Inc., 7.00%, 02/15/29		110	113,775
Blackstone Private Credit Fund, 2.63%, 12/15/26		130	121,998
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 08/15/30(b)		5	4,459
Deutsche Bank AG
5.71%, 02/08/28		260	264,322
6.82%, 11/20/29		190	202,175
FactSet Research Systems, Inc., 2.90%, 03/01/27		3,000	2,878,563
Freedom Mortgage Corp.
12.00%, 10/01/28(b)		55	59,874
12.25%, 10/01/30(b)		90	99,864
Security		Par (000)	Value
Capital Markets (continued)
Frontier Communications Holdings LLC
6.75%, 05/01/29(b)	USD	500	$ 482,300
8.75%, 05/15/30(b)		112	117,958
8.63%, 03/15/31(b)		289	305,805
FS KKR Capital Corp.
2.63%, 01/15/27		445	415,242
3.13%, 10/12/28		1,130	1,013,647
Goldman Sachs Group, Inc. (The)
2.64%, 02/24/28		2,400	2,290,098
2.60%, 02/07/30		1,220	1,107,237
2.38%, 07/21/32		1,290	1,098,390
5.85%, 04/25/35		940	992,980
4.02%, 10/31/38		442	391,523
Golub Capital BDC, Inc., 6.00%, 07/15/29		1,346	1,356,256
Main Street Capital Corp., 6.95%, 03/01/29		965	1,009,545
Morgan Stanley
3.63%, 01/20/27		900	886,103
2.48%, 01/21/28		950	904,214
5.16%, 04/20/29		205	208,861
1.79%, 02/13/32		3,020	2,513,357
2.51%, 10/20/32		1,355	1,161,954
4.89%, 07/20/33		2,585	2,578,755
5.25%, 04/21/34		1,245	1,265,996
StoneX Group, Inc., 7.88%, 03/01/31(b)		130	136,696
Sumitomo Mitsui Financial Group, Inc., 1.90%, 09/17/28		1,310	1,182,499
UBS AG, 1.25%, 08/07/26		430	404,598
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		121	118,006
			27,763,929
Chemicals — 0.1%
Ecolab, Inc., 2.70%, 12/15/51		760	496,930
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(b)		267	284,405
			781,335
Commercial Services & Supplies — 0.0%
Republic Services, Inc., 5.20%, 11/15/34		495	509,964
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.30%, 02/26/54		325	335,527
Motorola Solutions, Inc.
2.30%, 11/15/30		600	523,111
2.75%, 05/24/31		1,990	1,759,575
5.60%, 06/01/32		1,250	1,304,410
			3,922,623
Construction & Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/01/30		4,150	3,768,351
Tutor Perini Corp., 11.88%, 04/30/29(b)		228	247,993
			4,016,344
Consumer Finance — 0.7%
American Express Co.
2.55%, 03/04/27		700	669,932
5.28%, 07/27/29		1,020	1,047,752
5.04%, 05/01/34		450	454,967
5.63%, 07/28/34		160	165,983
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		222	239,476
Burford Capital Global Finance LLC
6.88%, 04/15/30(b)		35	34,559
9.25%, 07/01/31(b)		15	16,038
Capital One Financial Corp.
7.62%, 10/30/31		3,250	3,668,752

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Capital One Financial Corp.
5.27%, 05/10/33	USD	340	$ 338,525
5.82%, 02/01/34		1,310	1,338,636
Credit Acceptance Corp., 9.25%, 12/15/28(b)		110	118,248
goeasy Ltd.
9.25%, 12/01/28(b)		180	193,542
7.63%, 07/01/29(b)		120	123,760
OneMain Finance Corp.
7.13%, 03/15/26		169	172,200
6.63%, 01/15/28		174	177,351
9.00%, 01/15/29		647	687,428
Synchrony Financial, 2.88%, 10/28/31		2,180	1,835,919
			11,283,068
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The), 5.00%, 09/15/34		365	363,865
United Natural Foods, Inc., 6.75%, 10/15/28(b)		446	418,878
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29		135	135,233
			917,976
Diversified REITs — 0.4%
American Tower Corp.
1.45%, 09/15/26		425	398,609
5.80%, 11/15/28		25	26,151
Crown Castle, Inc., 3.65%, 09/01/27		900	874,947
Digital Realty Trust LP
5.55%, 01/15/28		2,860	2,925,130
3.60%, 07/01/29		1,510	1,443,682
Equinix, Inc., 1.45%, 05/15/26		1,000	947,278
Iron Mountain, Inc., 7.00%, 02/15/29(b)		116	120,476
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/28(b)		549	563,305
Series MAY, 10.50%, 02/15/28(b)		40	41,042
			7,340,620
Diversified Telecommunication Services — 0.1%
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		275	272,765
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		34	31,119
Koninklijke KPN NV, 8.38%, 10/01/30		450	532,957
			836,841
Electric Utilities — 0.7%
Avangrid, Inc.
3.20%, 04/15/25		2,180	2,152,722
3.80%, 06/01/29		500	481,623
Commonwealth Edison Co., 4.90%, 02/01/33		1,590	1,609,030
Eversource Energy
2.90%, 03/01/27		1,000	959,741
3.38%, 03/01/32		750	670,701
Series U, 1.40%, 08/15/26		200	187,987
Exelon Corp.
2.75%, 03/15/27		550	528,299
3.35%, 03/15/32		350	318,864
5.45%, 03/15/34		270	278,812
NSTAR Electric Co.
3.25%, 05/15/29		1,000	950,703
3.95%, 04/01/30		1,000	977,374
Public Service Electric & Gas Co., 5.20%, 08/01/33		2,410	2,492,464
San Diego Gas & Electric Co., 5.55%, 04/15/54		390	400,708
			12,009,028
Security		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.1%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27	USD	45	$ 43,695
Keysight Technologies, Inc.
4.60%, 04/06/27		1,250	1,247,656
3.00%, 10/30/29		1,150	1,070,761
			2,362,112
Energy Equipment & Services — 0.2%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		65	70,822
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(b)		113	121,746
Pentair Finance Sarl
4.50%, 07/01/29		1,580	1,558,590
5.90%, 07/15/32		740	780,529
TotalEnergies Capital SA, 5.49%, 04/05/54		510	526,201
Valaris Ltd., 8.38%, 04/30/30(b)		30	31,297
			3,089,185
Financial Services — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/31(b)		586	596,472
CPI CG, Inc., 10.00%, 07/15/29(b)		215	226,123
Freedom Mortgage Holdings LLC
9.25%, 02/01/29(b)		125	128,044
9.13%, 05/15/31(b)		145	146,042
MGIC Investment Corp., 5.25%, 08/15/28		2,930	2,916,905
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/26(b)		20	19,764
6.00%, 01/15/27(b)		292	291,474
6.50%, 08/01/29(b)		120	120,961
5.13%, 12/15/30(b)		644	611,389
PennyMac Financial Services, Inc., 7.13%, 11/15/30(b)		110	111,738
			5,168,912
Food Products — 0.2%
Kellanova
3.40%, 11/15/27		670	650,143
4.30%, 05/15/28		3,000	2,989,331
			3,639,474
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27		627	612,432
9.38%, 06/01/28(b)		95	99,741
ONE Gas, Inc., 4.25%, 09/01/32		155	150,907
			863,080
Ground Transportation — 0.1%
Canadian National Railway Co., 3.85%, 08/05/32		575	546,773
Ryder System, Inc., 6.30%, 12/01/28		1,120	1,193,552
VT Topco, Inc., 8.50%, 08/15/30(b)		80	84,113
			1,824,438
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 8.38%, 10/01/28(b)		545	572,367
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28		140	144,304
			716,671
Health Care Providers & Services — 1.8%
Cencora, Inc.
2.70%, 03/15/31		2,050	1,817,207
4.30%, 12/15/47		1,280	1,109,496
Centene Corp., 2.45%, 07/15/28		1,290	1,180,285
Cigna Group (The)
4.38%, 10/15/28		990	984,487
5.25%, 02/15/34		590	602,588

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
DaVita, Inc., 4.63%, 06/01/30(b)	USD	126	$ 118,805
Elevance Health, Inc., 3.65%, 12/01/27		1,500	1,467,586
HCA, Inc.
5.25%, 06/15/26		850	852,967
3.13%, 03/15/27		440	424,437
5.20%, 06/01/28		590	600,365
5.45%, 04/01/31		780	800,267
3.63%, 03/15/32		1,989	1,808,297
5.60%, 04/01/34		985	1,012,225
5.45%, 09/15/34		165	167,126
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)		90	96,394
Icon Investments Six DAC, 6.00%, 05/08/34		3,300	3,475,017
IQVIA, Inc.
5.70%, 05/15/28		3,350	3,452,945
6.25%, 02/01/29		1,390	1,468,553
McKesson Corp., 5.10%, 07/15/33		2,750	2,824,005
Quest Diagnostics, Inc.
4.60%, 12/15/27		980	986,138
4.63%, 12/15/29		1,200	1,203,317
Tenet Healthcare Corp., 6.13%, 10/01/28		708	709,303
UnitedHealth Group, Inc.
5.30%, 02/15/30		420	440,034
4.50%, 04/15/33		640	632,443
5.88%, 02/15/53		200	216,224
5.05%, 04/15/53		1,540	1,491,686
			29,942,197
Health Care REITs — 0.0%
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26		300	282,195
Hotels, Restaurants & Leisure — 0.1%
NCL Corp. Ltd., 5.88%, 03/15/26(b)		302	301,835
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		80	86,347
Viking Cruises Ltd.
7.00%, 02/15/29(b)		236	239,067
9.13%, 07/15/31(b)		108	118,482
			745,731
Household Durables — 0.3%
MDC Holdings, Inc., 3.97%, 08/06/61		360	307,714
NVR, Inc., 3.00%, 05/15/30		1,930	1,770,158
PulteGroup, Inc.
5.00%, 01/15/27		1,630	1,644,910
6.38%, 05/15/33		890	967,750
			4,690,532
Household Products — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32		50	46,441
Unilever Capital Corp., 1.75%, 08/12/31		2,140	1,813,889
			1,860,330
Industrial Conglomerates — 0.3%
3M Co., 2.38%, 08/26/29		1,330	1,205,030
Trane Technologies Financing Ltd., 3.80%, 03/21/29		4,610	4,491,153
			5,696,183
Insurance — 0.6%
Allstate Corp. (The), 3.85%, 08/10/49		510	408,195
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54(b)		380	396,631
Marsh & McLennan Cos., Inc.
5.15%, 03/15/34		1,300	1,346,858
5.45%, 03/15/53		800	818,667
Security		Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
5.70%, 09/15/53	USD	1,030	$ 1,094,851
Progressive Corp. (The), 4.95%, 06/15/33		2,060	2,115,429
Reinsurance Group of America, Inc., 5.75%, 09/15/34		1,160	1,204,862
Stewart Information Services Corp., 3.60%, 11/15/31		618	530,108
Willis North America, Inc.
4.65%, 06/15/27		570	570,934
5.90%, 03/05/54		770	791,413
			9,277,948
IT Services — 1.1%
APX Group, Inc., 5.75%, 07/15/29(b)		98	97,098
Automatic Data Processing, Inc., 1.70%, 05/15/28		5,380	4,944,317
Booz Allen Hamilton, Inc., 5.95%, 08/04/33		1,720	1,820,775
CGI, Inc., 2.30%, 09/14/31		2,370	1,986,444
Cogent Communications Group LLC, 7.00%, 06/15/27(b)		900	910,876
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/27(b)		120	121,391
Fiserv, Inc.
5.45%, 03/02/28		470	484,378
5.60%, 03/02/33		970	1,015,171
IBM International Capital Pte Ltd.
4.90%, 02/05/34		2,550	2,569,771
5.30%, 02/05/54		1,540	1,516,254
International Business Machines Corp., 2.20%, 02/09/27		750	712,711
Mastercard, Inc., 2.00%, 11/18/31		1,450	1,240,425
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)		585	582,764
Sabre GLBL, Inc., 11.25%, 12/15/27(b)		158	160,035
Visa, Inc., 3.65%, 09/15/47		630	514,501
			18,676,911
Machinery — 0.1%
Cummins, Inc., 4.90%, 02/20/29		570	583,976
Ingersoll Rand, Inc., 5.70%, 08/14/33		95	100,209
Wabash National Corp., 4.50%, 10/15/28(b)		306	281,701
			965,886
Media — 0.2%
Cable One, Inc., 4.00%, 11/15/30(b)		269	206,441
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		312	295,952
6.38%, 09/01/29(b)		294	290,397
DirecTV Financing LLC, 8.88%, 02/01/30(b)		60	60,871
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., 5.88%, 08/15/27(b)		943	913,124
Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/28		500	501,428
Nexstar Media, Inc.
5.63%, 07/15/27(b)		471	460,264
4.75%, 11/01/28(b)		496	463,426
Paramount Global, 4.20%, 05/19/32		160	138,931
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)		250	225,611
			3,556,445
Metals & Mining — 0.2%
FMG Resources August 2006 Pty Ltd., 6.13%, 04/15/32(b)		23	22,970
Mineral Resources Ltd.
9.25%, 10/01/28(b)		80	84,516

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Mineral Resources Ltd.
8.50%, 05/01/30(b)	USD	850	$ 883,923
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(b)		329	304,927
Reliance, Inc., 2.15%, 08/15/30		1,680	1,461,824
Steel Dynamics, Inc., 2.40%, 06/15/25		750	734,402
Taseko Mines Ltd., 8.25%, 05/01/30(b)		60	62,346
			3,554,908
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%, 04/01/29(b)		169	175,916
Oil, Gas & Consumable Fuels — 1.0%
California Resources Corp., 8.25%, 06/15/29(b)		442	455,891
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		670	637,720
Cheniere Energy, Inc., 4.63%, 10/15/28		2,890	2,857,187
Civitas Resources, Inc., 8.38%, 07/01/28(b)		113	119,132
Diamondback Energy, Inc.
5.75%, 04/18/54		160	160,065
5.90%, 04/18/64		140	140,573
Enbridge, Inc., 6.20%, 11/15/30		75	81,050
EQT Corp., 5.70%, 04/01/28		65	66,773
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)		274	284,842
Kinder Morgan, Inc., 5.95%, 08/01/54		240	244,358
New Fortress Energy, Inc.
6.75%, 09/15/25(b)		258	251,586
6.50%, 09/30/26(b)		295	255,360
8.75%, 03/15/29(b)		576	482,736
ONEOK, Inc.
2.20%, 09/15/25		370	360,205
5.85%, 01/15/26		1,000	1,012,747
5.65%, 11/01/28		1,630	1,693,101
6.35%, 01/15/31		1,340	1,438,184
7.15%, 01/15/51		430	489,112
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(b)		289	300,472
Talos Production, Inc.
9.00%, 02/01/29(b)		45	47,805
9.38%, 02/01/31(b)		60	64,077
Targa Resources Corp.
6.15%, 03/01/29		2,200	2,323,181
6.50%, 02/15/53		590	644,342
Venture Global LNG, Inc.
8.13%, 06/01/28(b)		55	57,599
9.50%, 02/01/29(b)		195	219,753
8.38%, 06/01/31(b)		50	53,075
9.88%, 02/01/32(b)		613	681,043
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		193	193,899
Western Midstream Operating LP, 6.35%, 01/15/29		35	36,901
			15,652,769
Passenger Airlines — 0.1%
American Airlines, Inc.
7.25%, 02/15/28(b)		276	277,716
8.50%, 05/15/29(b)		420	436,658
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		120	118,605
United Airlines, Inc., 4.38%, 04/15/26(b)		60	58,552
			891,531
Pharmaceuticals — 0.6%
Bausch Health Cos., Inc.
6.13%, 02/01/27(b)		772	659,168
11.00%, 09/30/28(b)		731	668,865
Security		Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc.
2.15%, 12/10/31	USD	1,550	$ 1,334,499
5.00%, 05/17/53		340	334,748
Novartis Capital Corp., 2.20%, 08/14/30		3,030	2,721,665
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(b)		390	410,935
Zoetis, Inc.
3.00%, 09/12/27		640	614,441
2.00%, 05/15/30		2,820	2,461,158
			9,205,479
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
4.88%, 03/01/26		500	500,582
5.50%, 04/01/29		1,130	1,168,617
5.95%, 08/15/34		1,830	1,933,562
Howard Hughes Corp. (The), 5.38%, 08/01/28(b)		320	311,207
			3,913,968
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc., 3.75%, 02/15/51(b)		460	357,581
Intel Corp., 4.88%, 02/10/28		1,610	1,608,653
Lam Research Corp., 1.90%, 06/15/30		3,810	3,330,018
Marvell Technology, Inc., 5.95%, 09/15/33		65	69,040
NVIDIA Corp.
1.55%, 06/15/28		600	549,234
2.00%, 06/15/31		4,490	3,923,596
3.70%, 04/01/60		1,580	1,283,128
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		850	876,494
Texas Instruments, Inc.
1.90%, 09/15/31		459	395,402
3.65%, 08/16/32		3,545	3,382,970
4.90%, 03/14/33		790	818,980
TSMC Arizona Corp., 3.25%, 10/25/51		810	627,920
			17,223,016
Software — 0.9%
Adobe, Inc., 2.30%, 02/01/30		3,570	3,243,837
Cloud Software Group, Inc.
6.50%, 03/31/29(b)		312	307,552
9.00%, 09/30/29(b)		299	300,932
Dye & Durham Ltd., 8.63%, 04/15/29(b)		168	176,033
Electronic Arts, Inc., 1.85%, 02/15/31		1,000	847,548
Intuit, Inc.
1.35%, 07/15/27		1,000	924,853
1.65%, 07/15/30		4,690	4,030,890
5.20%, 09/15/33		300	312,581
5.50%, 09/15/53		95	99,970
MicroStrategy, Inc., 6.13%, 06/15/28(b)		176	171,554
Oracle Corp., 4.10%, 03/25/61		440	332,293
ServiceNow, Inc., 1.40%, 09/01/30		3,000	2,549,216
Workday, Inc., 3.80%, 04/01/32		1,820	1,707,597
			15,004,856
Specialty Retail — 0.4%
Bath & Body Works, Inc.
6.95%, 03/01/33		182	182,069
6.88%, 11/01/35		303	312,954
Carvana Co.
PIK, 12.00%, 12/01/28(b)(c)		439	455,500
PIK, 13.00%, 06/01/30(b)(c)		439	468,421
PIK, 14.00%, 06/01/31(b)(c)		438	498,401
Foot Locker, Inc., 4.00%, 10/01/29(b)		164	142,769
Home Depot, Inc. (The)
1.50%, 09/15/28		1,050	948,319

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Home Depot, Inc. (The)
1.88%, 09/15/31	USD	1,420	$ 1,204,272
3.35%, 04/15/50		940	702,974
Lowe’s Cos., Inc., 1.70%, 09/15/28		1,150	1,034,941
			5,950,620
Technology Hardware, Storage & Peripherals — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31		226	203,648
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)		65	67,580
Xerox Holdings Corp.
5.50%, 08/15/28(b)		344	294,622
8.88%, 11/30/29(b)		90	84,447
			650,297
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
7.35%, 11/27/28		20	20,978
7.70%, 11/27/30		20	21,296
3.05%, 03/15/32		1,780	1,490,151
7.85%, 11/27/33		25	26,751
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)		474	403,639
			1,962,815
Trading Companies & Distributors — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 7.88%, 12/01/30(b)		221	237,175
GATX Corp., 3.50%, 06/01/32		350	314,793
			551,968
Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., 3.20%, 03/15/27		350	338,600
Total Corporate Bonds — 18.4% (Cost: $299,971,354)			304,267,112
Foreign Government Obligations
Chile — 0.1%
Chile Government International Bond, 3.25%, 09/21/71		1,110	730,380
Mexico — 0.0%
Mexico Government International Bond, 3.77%, 05/24/61		870	559,791
Total Foreign Government Obligations — 0.1% (Cost: $1,268,214)			1,290,171
	Shares
Investment Companies(d)
Equity Funds — 2.5%
iShares MSCI India ETF	76,710	4,427,701
iShares Russell 1000 Value ETF	192,434	36,239,171
		40,666,872
Total Investment Companies — 2.5% (Cost: $33,854,014)		40,666,872
Preferred Securities
Preferred Stocks — 0.2%
Banks — 0.0%
Banco Bradesco SA	23,501	64,966
Bancolombia SA	24,294	202,092
		267,058
Security	Shares	Value
Chemicals — 0.1%
Braskem SA, Series A(a)	233,200	$ 736,928
Sociedad Quimica y Minera de Chile SA, Class B	8,114	316,135
		1,053,063
Electric Utilities — 0.1%
Cia Energetica de Minas Gerais	131,325	270,295
Cia Paranaense de Energia - Copel, Class B	185,471	342,578
		612,873
Machinery — 0.0%
Marcopolo SA	253,118	329,199
Randon SA Implementos e Participacoes	14,162	27,440
		356,639
Metals & Mining — 0.0%
Gerdau SA	60,462	195,356
Passenger Airlines — 0.0%
Azul SA(a)	149,219	143,766
Total Preferred Securities — 0.2% (Cost: $3,294,683)		2,628,755
		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.2%
Fannie Mae Mortgage-Backed Securities
1.50%, 02/01/37 - 04/01/52	USD	2,164	1,734,590
2.00%, 04/01/37 - 01/01/52		30,486	25,428,540
2.50%, 06/01/37 - 07/01/51		6,908	5,980,956
3.00%, 09/01/34 - 04/01/52		1,886	1,739,989
4.00%, 11/01/37 - 08/01/52		1,116	1,070,227
4.50%, 09/01/52 - 08/01/53		187	184,970
5.00%, 04/01/53 - 07/01/53		1,153	1,145,335
5.50%, 02/01/53 - 04/01/53		816	828,991
6.00%, 07/01/53 - 04/01/54		767	787,952
6.50%, 11/01/53 - 02/01/54		511	533,529
Freddie Mac Mortgage-Backed Securities
1.50%, 03/01/37		157	139,027
2.00%, 04/01/37		806	729,277
2.50%, 05/01/37 - 07/01/51		4,015	3,481,849
3.00%, 07/01/50		34	30,695
4.00%, 02/01/38 - 02/01/53		862	822,023
4.50%, 08/01/52 - 08/01/53		61	59,228
5.00%, 04/01/53		271	269,795
5.50%, 01/01/53 - 10/01/53		1,706	1,720,928
6.00%, 08/01/53 - 05/01/54		1,500	1,537,344
6.50%, 10/01/53 - 04/01/54		772	798,656
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/20/51 - 09/01/54(e)		5,195	4,376,410
2.50%, 07/20/51 - 09/01/54(e)		13,335	11,656,133
3.00%, 11/20/46 - 09/01/54(e)		12,366	11,196,908
3.50%, 03/20/50 - 09/01/54(e)		7,385	6,887,079
4.00%, 01/20/50 - 09/01/54(e)		5,511	5,270,586
4.50%, 03/20/49 - 09/01/54(e)		4,682	4,589,009
5.00%, 04/20/53 - 09/01/54(e)		4,194	4,186,749
5.50%, 12/20/52 - 09/01/54(e)		2,003	2,017,761
6.00%, 09/20/53 - 09/01/54(e)		1,413	1,436,078
6.50%, 07/20/54 - 09/01/54(e)		1,033	1,054,741
Uniform Mortgage-Backed Securities
1.50%, 09/01/39 - 09/01/54(e)		2,189	1,802,887
2.00%, 09/01/39(e)		711	643,576
2.50%, 09/01/39 - 09/01/54(e)		2,125	1,953,686
3.00%, 09/01/39 - 09/01/54(e)		3,000	2,810,796

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
3.50%, 09/01/39 - 09/01/54(e)	USD	1,775	$ 1,671,049
4.00%, 09/01/39 - 09/01/54(e)		1,450	1,396,598
4.50%, 09/01/54(e)		450	437,734
5.00%, 09/01/54(e)		1,575	1,563,663
5.50%, 09/01/54(e)		1,925	1,938,071
6.00%, 09/01/54(e)		2,025	2,062,171
6.50%, 09/01/54(e)		1,800	1,853,394
			119,828,980
Total U.S. Government Sponsored Agency Securities — 7.2% (Cost: $124,767,461)			119,828,980
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40		23,000	14,887,109
2.25%, 05/15/41 - 02/15/52		46,000	32,345,078
2.38%, 02/15/42		10,000	7,639,844
4.38%, 08/15/43		9,100	9,189,578
3.00%, 02/15/47		5,000	4,029,102
3.38%, 11/15/48		2,600	2,215,586
U.S. Treasury Notes
0.25%, 09/30/25		35,630	34,114,333
2.50%, 03/31/27		20,000	19,361,719
1.88%, 02/28/29 - 02/15/32		33,000	29,619,844
2.38%, 05/15/29		16,000	15,059,375
0.63%, 08/15/30		5,000	4,166,406
Total U.S. Treasury Obligations — 10.4% (Cost: $194,966,361)			172,627,974
Total Long-Term Investments — 95.4% (Cost: $1,311,880,994)			1,578,572,500
Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(d)(f)	13,392,070	13,392,070
Security		Par (000)	Value
U.S. Treasury Obligations(g) — 0.8%
U.S. Treasury Bills
5.31%, 09/05/24	USD	3,200	$ 3,199,072
5.25%, 09/17/24		8,300	8,283,094
5.29%, 09/19/24		300	299,303
5.23%, 09/24/24		1,600	1,595,158
Total U.S. Treasury Obligations — 0.8% (Cost: $13,372,749)			13,376,627
Total Short-Term Securities — 1.6% (Cost: $26,764,819)			26,768,697
Total Investments Before TBA Sale Commitments — 97.0% (Cost: $1,338,645,813)			1,605,341,197
TBA Sale Commitments(e)
Mortgage-Backed Securities — (0.0)%
Ginnie Mae Mortgage-Backed Securities, 5.00%, 09/01/54		(1,025)	(1,023,138)
Total TBA Sale Commitments — (0.0)% (Proceeds: $(1,024,560))			(1,023,138)
Total Investments Net of TBA Sale Commitments — 97.0% (Cost: $1,337,621,253)			1,604,318,059
Other Assets Less Liabilities — 3.0%			49,942,542
Net Assets — 100.0%			$ 1,654,260,601
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Represents or includes a TBA transaction.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares/ Investment Value Held at 08/31/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (575)(b)	$ 575	$ —	$ —	—	$ 341(c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	53,822,394	—	(40,430,324)(b)	—	—	13,392,070	13,392,070	486,635	—
iShares MSCI India ETF	4,434,499	179,751	(574,716)	59,423	328,744	4,427,701	76,710	—	—
iShares Russell 1000 Value ETF	34,091,607	—	—	—	2,147,564	36,239,171	192,434	—	—
				$ 59,998	$ 2,476,308	$ 54,058,942		$ 486,976	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	310	09/20/24	$ 17,034	$ 230,037
TOPIX Index	90	09/12/24	16,718	1,908,055
U.S. Treasury Notes (10 Year)	186	12/19/24	21,123	(75,354)
U.S. Treasury Notes (2 Year)	269	12/31/24	55,830	(76,078)
U.S. Ultra Treasury Bonds (10 Year)	5	12/19/24	587	451
				1,987,111
Short Contracts
S&P/Toronto Stock Exchange 60 Index	6	09/19/24	1,248	(90,128)
Mini MSCI EAFE Index	129	09/20/24	15,857	(719,270)
Mini MSCI Emerging Markets Index	148	09/20/24	8,140	(147,632)
S&P 500 E-Mini Index	182	09/20/24	51,515	(1,246,995)
U.S. Treasury Long-Term Bonds	272	12/19/24	33,490	440,365
U.S. Ultra Treasury Bonds	162	12/19/24	21,374	343,952
U.S. Treasury Notes (5 Year)	70	12/31/24	7,658	23,717
				(1,395,991)
				$ 591,120

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	68,976,001	USD	45,729,440	Nomura International PLC	09/18/24	$ 978,393
CAD	20,503,680	USD	14,955,547	Nomura International PLC	09/18/24	267,752
EUR	28,737,912	USD	30,884,249	JPMorgan Chase Bank N.A.	09/18/24	909,380
						$2,155,525
USD	450,512	EUR	419,200	JPMorgan Chase Bank N.A.	09/18/24	(13,261)
USD	448,742	GBP	353,700	HSBC Bank PLC	09/18/24	(15,852)
USD	623,406	JPY	96,699,400	Goldman Sachs Bank USA	09/18/24	(39,827)
						$(68,940)
						$ 2,086,585

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B+	USD	14,079	$ 1,149,777	$ 905,204	$ 244,573
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Value Index	Quarterly	SOFR plus 0.60%, 5.32%	Quarterly	Goldman Sachs International	03/18/25	USD	2,484	$ (171,015)	$ —	$ (171,015)
SOFR plus 0.34%, 5.32%	Quarterly	MSCI ACWI ESG Universal Index	Quarterly	BNP Paribas S.A.	04/03/25	USD	131,905	2,817,086	—	2,817,086
								$ 2,646,071	$ —	$ 2,646,071
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 8,215,410	$ 2,505,582	$ —	$ 10,720,992
Air Freight & Logistics	5,198,458	731,022	—	5,929,480
Automobile Components	2,174,523	580,860	—	2,755,383
Automobiles	5,403,159	4,778,561	—	10,181,720
Banks	23,727,417	35,040,681	—	58,768,098
Beverages	3,433,869	5,467,330	—	8,901,199
Biotechnology	11,053,644	2,587,548	—	13,641,192
Broadline Retail	25,230,608	3,871,130	—	29,101,738
Building Products	5,566,403	217,194	—	5,783,597
Capital Markets	16,817,459	8,207,524	—	25,024,983
Chemicals	4,746,922	3,926,201	—	8,673,123
Commercial Services & Supplies	54,748	—	—	54,748
Communications Equipment	313,279	385,294	—	698,573
Construction & Engineering	15,681,955	3,099,889	—	18,781,844
Consumer Finance	9,189,317	—	—	9,189,317
Consumer Staples Distribution & Retail	16,213,083	3,930,948	—	20,144,031
Containers & Packaging	47,284	—	—	47,284
Diversified REITs	—	64,059	—	64,059
Diversified Telecommunication Services	4,732,602	5,495,864	—	10,228,466
Electric Utilities	2,626,299	13,988,144	—	16,614,443
Electrical Equipment	4,761,978	13,666,127	—	18,428,105
Electronic Equipment, Instruments & Components	6,881,529	1,780,913	—	8,662,442
Energy Equipment & Services	4,267,968	—	—	4,267,968
Entertainment	5,478,938	4,221,918	—	9,700,856
Financial Services	19,312,138	2,963,728	—	22,275,866
Food Products	7,786,919	6,391,183	—	14,178,102
Gas Utilities	2,453,012	26,991	—	2,480,003
Ground Transportation	3,369,684	—	—	3,369,684
Health Care Equipment & Supplies	12,782,820	1,629,699	—	14,412,519
Health Care Providers & Services	21,646,792	71,279	—	21,718,071
Health Care Technology	51,296	—	—	51,296
Hotel & Resort REITs	162	—	—	162
Hotels, Restaurants & Leisure	10,903,581	4,805,091	—	15,708,672
Household Durables	8,932,723	6,547,444	—	15,480,167
Household Products	20,730,532	88,007	—	20,818,539
Independent Power and Renewable Electricity Producers	527,145	379,836	—	906,981
Industrial Conglomerates	3,508,273	10,886,279	—	14,394,552
Industrial REITs	1,968,095	1,164,733	—	3,132,828
Insurance	15,892,070	10,332,659	—	26,224,729
Interactive Media & Services	35,209,291	10,972,576	—	46,181,867
IT Services	2,724,207	173,349	—	2,897,556
Life Sciences Tools & Services	4,741,683	—	—	4,741,683
Machinery	3,301,097	3,671,403	—	6,972,500
Marine Transportation	287,995	5,370,157	—	5,658,152
Media	8,616,895	3,119,519	—	11,736,414
Metals & Mining	7,455,594	6,431,841	—	13,887,435
Multi-Utilities	—	4,594,987	—	4,594,987
Oil, Gas & Consumable Fuels	25,117,781	12,340,216	—	37,457,997
Paper & Forest Products	322,303	186,345	—	508,648
Passenger Airlines	2,253,336	870,423	—	3,123,759
Personal Care Products	453,475	162,495	—	615,970
Pharmaceuticals	35,353,114	25,568,443	—	60,921,557
Professional Services	10,955,596	4,524,237	—	15,479,833
Real Estate Management & Development	4,567,823	5,271,169	—	9,838,992
Retail REITs	372,521	71,852	—	444,373
Semiconductors & Semiconductor Equipment	62,434,700	21,152,310	—	83,587,010

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Software	$ 69,484,398	$ 469,610	$ —	$ 69,954,008
Specialized REITs	1,240,693	—	—	1,240,693
Specialty Retail	6,899,232	6,696,166	—	13,595,398
Technology Hardware, Storage & Peripherals	58,588,805	981,744	—	59,570,549
Textiles, Apparel & Luxury Goods	5,934,804	623,459	—	6,558,263
Trading Companies & Distributors	462,135	746,642	—	1,208,777
Transportation Infrastructure	486,491	28,728	—	515,219
Water Utilities	—	586,437	—	586,437
Wireless Telecommunication Services	288,027	3,580,720	—	3,868,747
Corporate Bonds	—	304,267,112	—	304,267,112
Foreign Government Obligations	—	1,290,171	—	1,290,171
Investment Companies	40,666,872	—	—	40,666,872
Preferred Securities
Preferred Stocks	2,601,315	27,440	—	2,628,755
U.S. Government Sponsored Agency Securities	—	119,828,980	—	119,828,980
U.S. Treasury Obligations	—	172,627,974	—	172,627,974
Short-Term Securities
Money Market Funds	13,392,070	—	—	13,392,070
U.S. Treasury Obligations	—	13,376,627	—	13,376,627
Liabilities
TBA Sale Commitments	—	(1,023,138)	—	(1,023,138)
	$ 715,894,347	$ 888,423,712	$ —	$ 1,604,318,059
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 244,573	$ —	$ 244,573
Equity Contracts	2,138,092	2,817,086	—	4,955,178
Foreign Currency Exchange Contracts	—	2,155,525	—	2,155,525
Interest Rate Contracts	808,485	—	—	808,485
Liabilities
Equity Contracts	(2,204,025)	(171,015)	—	(2,375,040)
Foreign Currency Exchange Contracts	—	(68,940)	—	(68,940)
Interest Rate Contracts	(151,432)	—	—	(151,432)
	$ 591,120	$ 4,977,229	$ —	$ 5,568,349
(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Sustainable Balanced Fund, Inc.
Portfolio Abbreviation
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
LP	Limited Partnership
MTN	Medium-Term Note
NVS	Non-Voting Shares
OTC	Over-the-Counter
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced
TOPIX	Tokyo Stock Price Index